Share-based option plan	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Share-based option plan
2
8
. Share-based option plan

2 8 .1.	Equity-settled awards

2 8 .1.1	First share option plan
The first share option plan (“First Option Plan”) of the Company was approved on a Shareholders’ Meeting held on December 11, 2009. The plan has a term of 10 years, and no option may be granted after this period.
Exercise conditions of options issued under the First Option Plan require in addition to a vesting period of 4 years, the occurrence of an initial public offering (IPO) of the shares of the Company.

2 8 .1.2	Second share option plan
The second share option plan (“Second Option Plan”) was approved on a Shareholders’ Meeting held on June 30, 2014, as amended.
Exercise conditions of options issued under the programs of the Second Option Plan, prior to Azul’s IPO, require in addition to a vesting period of 4 years, the occurrence of an initial public offering (IPO) of the shares of the Company. Additionally, the options have an
8-year
life.

The options issued under the programs of the Second Option Plan, after Azul’s IPO, require a vesting period of 4 years. The options have a
10-year
life and the exercise price shall equal to the lowest stock price traded in the stock market during the thirty (30) trading sessions prior to the options grant approved by the Board of Directors.

2 8 .1.3	Third share option plan
The third share option plan (“Third Option Plan”) was approved on a Shareholders’ Meeting held on March 10, 2017.
Exercise conditions of options issued under the Third Option Plan require a vesting period of 5 years. The options have a
5-year
life and options can only be exercised within15 days after each vesting anniversary.

2 8 .1.4	Information about the fair value of share options and expense
The grant-date fair value of share options has been measured using the Black-Scholes model. Expected volatility has been calculated based on historical volatility of airline shares listed on stock exchanges in Brazil and Latin America. The inputs are mentioned below.

	First Option Plan
	1 st program	2 nd program	3 rd program
Total options granted	5,032,800	1,572,000	656,000
Date of compensation committee	Dec 11, 2009	Mar 24, 2011	April, 05, 2011
Total options outstanding	303,700	284,000	12,460
Option exercise price	R$3.42	R$6.44	R$6.44
Option fair value as of grant date	R$1.93	R$4.16	R$4.16
Estimated volatility of the share price	47.67%	54.77%	54.77%
Expected dividend	1.10%	1.10%	1.10%
Risk-free rate of return	8.75%	12.00%	12.00%
Average remaining maturity (in years)	—	—	—
Maximum life of the option	Undetermined	Undetermined	Undetermined
Expected term considered for valuation	7 years	7 years	7 years

	Second Option Plan				Third Option Plan
	1 st program	2 nd program	3 rd program	4 th program	1 st program
Total options granted	2,169,122	627,810	820,250	680,467	9,343,510
Date of compensation committee	June 30, 2014	July 01, 2015	July 01, 2016	July 06, 2017	Mar 14, 2017
Total options outstanding	861,197	231,638	391,176	494,491	5,606,106
Option exercise price	R$19.15	R$14.51	R$14.50	R$22.57	R$11.85
Option fair value as of grant date	R$11.01	R$10.82	R$10.14	R$12.82	R$4.82
Estimated volatility of the share price	40.59%	40.59%	43.07%	43.35%	50.64%
Expected dividend	1.10%	1.10%	1.10%	1.10%	1.10%
Risk-free rate of return	12.46%	15.69%	12.21%	10.26%	11.32%
Average remaining maturity (in years)	—	—	0.4	1.5	2.2
Maximum life of the option	8 years	8 years	8 years	10 years	5 years
Expected term considered for valuation	4.5 years	4.5 years	4.5 years	5.5 years	5 years

Changes in stock options are disclosed below:

	Number of stock options	Weighted average exercise price (in reais)
Balance as of December 31, 2017	16,250,687	R$	11.69
Cancelled	(182,388)	R$	18.48
Exercised	(4,877,470)	R$	9.44

Balance as of December 31, 2018	11,190,829	R$	12.55

Cancelled	(69,085)	R$	20.70
Exercised	(2,936,976)	R$	11.51

Balance as of December 31, 2019	8,184,768	R$	12.85

Number of options exercisable as of:
December 31, 2019	2,294,135	R$	13.81
December 31, 2018	2,572,640	R$	11.60
Share-based compensation expense recognized in the statement of net income (loss) during the year ended December 31, 2019 with respect to the share options amounted to R$12,742 (December 31, 2018 – R$16,677 and December 31, 2017 – R$19,862
).

2 8 .2	Restricted share units
The Shareholders’ Meeting held on June 30, 2014 approved a restricted share unit plan (“RSU Plan”). Under the terms of the RSU Plan participants were granted a fixed monetary amount (in Reais) which would be settled in a quantity of preferred shares determined by dividing the monetary amount by the price per share of the preferred shares at IPO.
Exercise conditions of RSUs require, in addition to a vesting period of four years, the occurrence of an IPO of the shares of the Company for the RSUs to become exercisable. At the date of the IPO, the monetary amount of the awards was converted into units based on the IPO date fair value of the preferred shares. The related liability was reclassified to equity in line with the post IPO settlement method.
Subsequent grants are measured based on the grant date fair value of the awards.

2
8
.2.1
Information about the fair value of RSUs and expense

	Date of compensation committee	Total shares granted	Total shares outstanding	Fair value as of grant date (in reais)
1 st program	June 30, 2014	487,670	7,934	R$	21.00
2 nd program	July 01, 2015	294,286	8,094	R$	21.00
3 rd program	July 01, 2016	367,184	75,527	R$	21.00
4 th program	July 06, 2017	285,064	122,740	R$	24.17
5 th program	August 07, 2018	291,609	205,099	R$	24.43
6 th program	August 05, 2019	170,000	170,000	R$	51.65

		1,895,813	589,394

Changes in RSU are disclosed below:

Number of RSU
As of December 31, 2017	809,946
Granted	291,609
Cancelled	(72,303)
Exercised	(299,659)

As of December 31, 2018	729,593

Granted	170,000
Cancelled	(49,748)
Exercised	(260,451)

As of December 31, 2019	589,394

Share-based compensation expensed recognized in the statement of net income (loss) during the year ended December 31, 2019 with respect to the RSU amounted to R$6,152 (December 31, 2018 - R$6,254 and December 31, 2017 – R$10,027
).

2 8 .3	Virtual Stock Option Plan
On August 7, 2018, the Compensation Committee approved the Virtual Stock Option Plan (“Phantom Shares”). The plan consists of a remuneration in cash, as there is no effective trading of the shares. There will be no issue and / or delivery of shares for settlement of the plan. A liability is recorded monthly, based on the fair value of the Phantom Shares granted and the vesting period, with an offsetting entry in the income statement. The fair value of this liability is reviewed and updated for each reporting period, in accordance with the change in the fair value of the benefit granted.
The options issued under the programs of the Phantom Shares, require a vesting period of 4 years. The options have an
8-year
life and the exercise price shall equal to the lowest stock price traded in the stock market during the thirty (30) trading sessions prior to the options grant approval by the Compensation Commitee.Expected volatility has been calculated based on historical volatility of airline shares listed on stock exchanges in Brazil and Latin America.
2 8 .3.1	Information about the fair value of share options and expense
The fair value of share options has been measured using the Black-Scholes model using the informations below.

	Phantom Shares
	1 st program	2 nd program
Total options granted	707,400	405,000
Date of compensation committee	August 7, 2018	August 5, 2019
Total options outstanding	560,908	405,000
Option exercise price	R$20.43	R$42.09
Option fair value	R$40.41	R$25.34
Estimated volatility of the share price	34.00%	38.8%
Expected dividend	1.10%	1.10%
Risk-free rate of return	6.40%	6.40%
Average remaining maturity (in years)	2.6	3.6
Maximum life of the option	8 years	8 years
Expected term considered for valuation	6 years	4.5 years
Changes in virtual stock option plan are disclosed below:

Number of stock options
As of December 31, 2018	707,400

Granted	405,000
Cancelled	(47,889)
Paid	(98,603)

As of December 31, 2019	965,908

The liability recorded as of December 31, 2019 is R$11,647 (December 31, 2018- R$1,596) and is presented in the consolidated statement of financial position under “Salaries, wage and benefits”.
Share-based compensation
 expense
recognized in the statement of net income (loss) during the year ended December 31, 2019 with respect to the Phantom Shares amounted to R$13,373 (
D
ecember 31, 2018 – R$1,184
 and December 31, 2017 – R$0
).